CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 243,886,084	$ 45,564,936	$ (195,155,097)
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	(32,439,736)	1,877,848	5,505,067
Comprehensive income (loss)	211,446,348	47,442,784	(189,650,030)
Less: comprehensive income attributable to non-controlling interests	5,798,081	12,667,924	578,842
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ 205,648,267	$ 34,774,860	$ (190,228,872)